Bank Loans	12 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
BANK LOANS
10.	BANK LOANS

Bank loans represent the amounts due to various banks. As of June 30, 2023 and 2022, short-term and current portion of long-term bank loans consisted of the following:

a)	Summary of short-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2023	2022
Short-term loans:
Xiamen Bank (1)	5.22%	June 16, 2023	-	447,888
Xiamen Bank (1)	5.22%	June 16, 2023	-	298,592
Bank of China Ltd. (3)	4.25%	May 24, 2024	979,135	-
Industrial Bank Co., Ltd. (2)	4.80%	December 20, 2022	-	1,492,960
Bank of China Ltd. (3)	4.70%	June 1, 2023	-	1,194,370
Industrial Bank Co., Ltd.	4.80%	December 7, 2023	1,379,063	-
China Merchants Bank (4)	4.93%	March 29, 2024	372,347	-
Xiamen Bank (1)	4%	June 25,2024	551,625	-
Industrial and Commercial Bank (5)	3.65%	September 23, 2023	689,532	-
Subtotal			3,971,702	3,433,810
Long-term loans-current portion:
Bank of China Ltd. (3)	3.80%	November 26, 2023	330,975	89,579
Bank of China Ltd. (3)	4.15%	December 29,2023	772,275	209,014
Bank of China Ltd. (3)	5.10%	April 15, 2024	55,163	59,718
Subtotal			$1,158,413	$358,311

b)	Summary of long-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2023	2022
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$-	$313,522
Bank of China Ltd. (3)	4.15%	December 29, 2023	-	731,551
Bank of China Ltd. (3)	5.10%	April 15, 2024	-	209,014
Total			$-	$1,254,087

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2022 and 2023 was 4.86% and 4.53%, respectively. The effective interest rate for bank loans was approximately 6.26%, 4.87%, and 4.60% for the fiscal years ended June 30, 2021, 2022, and 2023, respectively. For the fiscal years ended June 30, 2021, 2022, and 2023, interest expenses related to bank loans amounted to $228,806, $266,126, and $226,296, respectively.

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and Pop Culture.

(4)	The loan was guaranteed by Mr. Zhuoqin Huang.

(5)	The loan was guaranteed by Pop Culture.

As of June 30, 2023, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

USD
2024	1,158,413